Fair value measurements - Fair Values and Related Carrying Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 111,392	$ 177,924	$ 53,844	$ 105,116
Restricted cash	195,095	256,426
Trade and other receivables	11,010	6,763
Total Assets including US$5,047,967 as of December 31, 2013 and US$6,326,107 as of December 31, 2014, representing collateral of VIE entities)	6,326,107	5,070,478
Liabilities
Debt financing	4,465,187	3,442,749	2,573,104
Capital lease obligation	83,261	94,043	231,676
Total	4,893,110	3,776,727
Level 2 [Member]
Assets
Cash and cash equivalents	111,392	177,924
Restricted cash	195,095	256,426
Trade and other receivables	11,010	6,763
Total Assets including US$5,047,967 as of December 31, 2013 and US$6,326,107 as of December 31, 2014, representing collateral of VIE entities)	317,497	441,113
Liabilities
Debt financing	4,572,515	3,425,282
Capital lease obligation	84,235	87,384
Total	4,656,750	3,512,666
Carrying Value [Member]
Assets
Cash and cash equivalents	111,392	177,924
Restricted cash	195,095	256,426
Trade and other receivables	11,010	6,763
Total Assets including US$5,047,967 as of December 31, 2013 and US$6,326,107 as of December 31, 2014, representing collateral of VIE entities)	317,497	441,113
Liabilities
Debt financing	4,465,187	3,442,749
Capital lease obligation	83,261	94,043
Total	4,548,448	3,536,792
Fair Value [Member]
Assets
Cash and cash equivalents	111,392	177,924
Restricted cash	195,095	256,426
Trade and other receivables	11,010	6,763
Total Assets including US$5,047,967 as of December 31, 2013 and US$6,326,107 as of December 31, 2014, representing collateral of VIE entities)	317,497	441,113
Liabilities
Debt financing	4,572,515	3,425,282
Capital lease obligation	84,235	87,384
Total	$ 4,656,750	$ 3,512,666